                            SEI INTERNATIONAL TRUST
                      Core International Equity Portfolio

                     Supplement Dated December 15, 1995 to
                            the Class A Prospectus
                             Dated August 31, 1995


This supplement to the Prospectus supersedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus and should be retained in conjunction with such Prospectus.

                              -------------------

At a meeting held on December 4-5, 1995, the Board of Trustees of the Trust voted to change the name of the Core International Equity Portfolio to the "International Equity Portfolio" effective January 1, 1996.

                             ---------------------

At the same meeting, the Board of Trustees of the Trust approved the addition of Morgan Grenfell Investment Services Limited ("Morgan Grenfell") and Schroder Capital Management International Limited ("Schroder") as investment sub-advisers to the International Equity Portfolio (the "Portfolio"), and the respective investment sub-advisory agreements relating to the Portfolio. Schroder will begin managing assets for the Portfolio on December 15, 1995. Morgan Grenfell will begin managing assets for the Portfolio at some point during the first quarter of 1996, as determined by the investment adviser to the Portfolio, SEI Financial Management Corporation. The investment sub-advisory agreements, which require the approval of the Portfolio's shareholders, will be submitted to a vote of the Portfolio's shareholders at a meeting scheduled for March 15, 1996.

                             ---------------------

At the same meeting, the Board of Trustees voted to terminate the investment sub-advisory agreement dated December 16, 1994 between WorldInvest Limited and the Trust, effective as of December 11, 1995.

                              -------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            SEI INTERNATIONAL TRUST
                      Core International Equity Portfolio

                     Supplement Dated December 15, 1995 to
                            the Class D Prospectus
                             Dated August 31, 1995


This supplement to the Prospectus supersedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus and should be retained in conjunction with such Prospectus.

                              -------------------

At a meeting held on December 4-5, 1995, the Board of Trustees of the Trust voted to change the name of the Core International Equity Portfolio to the "International Equity Portfolio" effective January 1, 1996.

                             ---------------------

At the same meeting, the Board of Trustees of the Trust approved the addition of Morgan Grenfell Investment Services Limited ("Morgan Grenfell") and Schroder Capital Management International Limited ("Schroder") as investment sub-advisers to the International Equity Portfolio (the "Portfolio"), and the respective investment sub-advisory agreements relating to the Portfolio. Schroder will begin managing assets for the Portfolio on December 15, 1995. Morgan Grenfell will begin managing assets for the Portfolio at some point during the first quarter of 1996, as determined by the investment adviser to the Portfolio, SEI Financial Management Corporation. The investment sub-advisory agreements, which require the approval of the Portfolio's shareholders, will be submitted to a vote of the Portfolio's shareholders at a meeting scheduled for March 15, 1996.

                             ---------------------

At the same meeting, the Board of Trustees voted to terminate the investment sub-advisory agreement dated December 16, 1994 between WorldInvest Limited and the Trust, effective as of December 11, 1995.

                              -------------------


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE